Condensed Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (1,852,700)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	33,800
Stock compensation expense	456,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(99,700)
Accounts payable	(35,200)
Accrued expenses and other current liabilities	17,500
Net cash used for operating activities	(1,480,300)
Cash flows from investing activities:
Purchases of property and equipment	(406,300)
Net cash used for investing activities	(406,300)
Cash flows from financing activities:
Proceeds from Series B Preferred Stock issuance	3,000,000
Net cash (used in) provided by financing activities	3,000,000
Net change in cash and cash equivalents	1,113,400
Cash and cash equivalents:
Beginning of year	1,929,100
End of period	3,042,500
Supplemental disclosures of non-cash investing and financing activities:
Accruals for property and equipment	230,700
Warrants underlying Series B Preferred Stock issuance	$ 2,668,300